Acquisitions and disposals - Vodafone Hungary and Vantage Towers (Details) - EUR (€) € in Millions			12 Months Ended
	Mar. 22, 2023	Jan. 31, 2023	Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022	[1]
Acquisitions and disposals
Goodwill			€ (24,956)	€ (27,615)
Other intangible assets			(13,896)	(19,592)
Property, plant and equipment			(28,499)	(37,992)
Investments in associates and joint ventures			(10,032)	(11,079)
Inventory			(568)	(956)
Trade and other receivables			(8,594)	(10,705)
Cash and cash equivalents			(6,183)	(11,705)
Borrowings			48,328	51,669
Trade and other payables			2,328	2,184
Provisions			1,615	1,572
Cash consideration received			(67)	6,976	[1]
Foreign exchange recycled from Currency reserve on disposal			23	(334)	[1]	€ 19
Vodafone Hungary
Acquisitions and disposals
Cash consideration received			(4)	1,606
Vantage Towers A.G
Acquisitions and disposals
Cash consideration received				5,592
Gains (losses) on disposals of investments	€ 8,607
Discontinued Operations | Vodafone Hungary
Acquisitions and disposals
Goodwill		€ (441)
Other intangible assets		(521)
Property, plant and equipment		(516)
Inventory		(17)
Trade and other receivables		(206)
Cash and cash equivalents		(3)
Current and deferred taxation		13
Borrowings		106
Trade and other payables		163
Provisions		31
Net assets disposed		(1,391)
Cash consideration received		1,606
Foreign exchange recycled from Currency reserve on disposal		(284)
Gains (losses) on disposals of investments		€ (69)
Discontinued Operations | Vantage Towers A.G
Acquisitions and disposals
Goodwill	(3,448)
Other intangible assets	(294)
Property, plant and equipment	(4,882)
Investments in associates and joint ventures	(2,778)
Trade and other receivables	(292)
Cash and cash equivalents	(207)
Current and deferred taxation	61
Borrowings	4,916
Trade and other payables	658
Provisions	556
Net assets disposed	(5,710)
Non-controlling interests derecognised	807
Cash consideration received	5,592
Fair value of Investment in Oak Holdings 1 GmbH	8,634
Restriction of gain	(680)
Foreign exchange recycled from Currency reserve on disposal	(36)
Gains (losses) on disposals of investments	8,607
Income tax benefit on restriction of gains	154
Vantage Towers A.G
Acquisitions and disposals
Gains (losses) on disposals of investments	€ 8,607
Vantage Towers A.G | Operating profit
Acquisitions and disposals
Gains (losses) on disposals of investments			€ 0	8,729
Vantage Towers A.G | Other income
Acquisitions and disposals
Gains (losses) on disposals of investments				8,729
Vantage Towers A.G | Discontinued Operations
Acquisitions and disposals
Gains (losses) on disposals of investments				€ (122)

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.